UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $    1,238,291
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGNICO EAGLE MINES LTD       COM            008474108    7,114   112,694 SH       DEFINED    1,2        112,694      0    0
ALLIED NEVADA GOLD CORP      COM            019344100   10,841   306,500 SH       DEFINED    1,2        306,500      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   36,007   792,412 SH       DEFINED    1,2        792,412      0    0
ATWOOD OCEANICS INC          COM            050095108   10,858   246,055 SH       DEFINED    1,2        246,055      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   38,259   404,300 SH       DEFINED    1,2        404,300      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   25,349   504,050 SH       DEFINED    1,2        504,050      0    0
CANADIAN NAT RES LTD         COM            136385101   45,858 1,095,500 SH       DEFINED    1,2      1,095,500      0    0
CGG VERITAS                  SPONSORED ADR  204386106    2,865    78,317 SH       DEFINED    1,2         78,317      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101   28,567   309,000 SH       DEFINED    1,2        309,000      0    0
CONSOL ENERGY INC            COM            20854P109   45,913   947,057 SH       DEFINED    1,2        947,057      0    0
CONTINENTAL RESOURCES INC    COM            212015101    2,829    43,580 SH       DEFINED    1,2         43,580      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    5,827   175,400 SH       DEFINED    1,2        175,400      0    0
ETFS PALLADIUM TR            SH BEN INT     26923A106    4,875    64,566 SH       DEFINED    1,2         64,566      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    8,788    51,350 SH       DEFINED    1,2         51,350      0    0
EXTORRE GOLD MINES LTD       COM            30227B109    7,636   597,000 SH       DEFINED    1,2        597,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   48,089   909,056 SH       DEFINED    1,2        909,056      0    0
FX ENERGY INC                COM            302695101    4,566   520,000 SH       DEFINED    1,2        520,000      0    0
GOLDCORP INC NEW             COM            380956409   11,310   234,313 SH       DEFINED    1,2        234,313      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   15,573 2,355,975 SH       DEFINED    1,2      2,355,975      0    0
HALLIBURTON CO               COM            406216101   58,449 1,146,050 SH       DEFINED    1,2      1,146,050      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   13,556   400,600 SH       DEFINED    1,2        400,600      0    0
ISHARES TR                   RUSSELL 2000   464287655  168,912 2,040,000     PUT  DEFINED    1,2      2,040,000      0    0
KEEGAN RES INC               COM            487275109    4,344   562,000 SH       DEFINED    1,2        562,000      0    0
MCMORAN EXPLORATION CO       COM            582411104    5,838   315,900 SH       DEFINED    1,2        315,900      0    0
MIDWAY GOLD CORP             COM            598153104    2,617 1,335,000 SH       DEFINED    1,2      1,335,000      0    0
MOSAIC CO NEW                COM            61945C103   24,261   358,200 SH       DEFINED    1,2        358,200      0    0
NABORS INDUSTRIES LTD        SHS            G6359F103   13,601   552,000 SH       DEFINED    1,2        552,000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   57,631   736,878 SH       DEFINED    1,2        736,878      0    0
NEW GOLD INC CDA             COM            644535106    6,450   626,800 SH       DEFINED    1,2        626,800      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   52,769   507,200 SH       DEFINED    1,2        507,200      0    0
OCEANEERING INTL INC         COM            675232102    5,168   127,600 SH       DEFINED    1,2        127,600      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT  678002106   74,480   490,000     PUT  DEFINED    1,2        490,000      0    0
PAN AMERICAN SILVER CORP     COM            697900108    2,178    70,500 SH       DEFINED    1,2         70,500      0    0
PATTERSON UTI ENERGY INC     COM            703481101    6,438   203,668 SH       DEFINED    1,2        203,668      0    0
PEABODY ENERGY CORP          COM            704549104   30,490   517,562 SH       DEFINED    1,2        517,562      0    0
PENGROWTH ENERGY CORP        COM            70706P104    8,708   692,184 SH       DEFINED    1,2        692,184      0    0
PETROHAWK ENERGY CORP        COM            716495106    2,499   101,300 SH       DEFINED    1,2        101,300      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101   23,946   780,517 SH       DEFINED    1,2        780,517      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    8,640 4,937,250 SH       DEFINED    1,2      4,937,250      0    0
POTASH CORP SASK INC         COM            73755L107    9,181   161,100 SH       DEFINED    1,2        161,100      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   18,955   262,100 SH       DEFINED    1,2        262,100      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   20,062   282,050 SH       DEFINED    1,2        282,050      0    0
SCHLUMBERGER LTD             COM            806857108   40,281   466,217 SH       DEFINED    1,2        466,217      0    0
SEADRILL LIMITED             SHS            G7945E105    9,651   273,545 SH       DEFINED    1,2        273,545      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506   39,182   520,000     PUT  DEFINED    1,2        520,000      0    0
SILVER WHEATON CORP          COM            828336107   30,413   921,600 SH       DEFINED    1,2        921,600      0    0
STILLWATER MNG CO            COM            86074Q102    6,209   282,100 SH       DEFINED    1,2        282,100      0    0
SUNCOR ENERGY INC NEW        COM            867224107   25,180   643,986 SH       DEFINED    1,2        643,986      0    0
TALISMAN ENERGY INC          COM            87425E103   28,960 1,413,371 SH       DEFINED    1,2      1,413,371      0    0
TOREADOR RES CORP            COM            891050106      371   100,000 SH       DEFINED    1,2        100,000      0    0
TRIANGLE PETE CORP           COM NEW        89600B201   16,775 2,596,695 SH       DEFINED    1,2      2,596,695      0    0
URANERZ ENERGY CORP          COM            91688T104    3,020 1,000,000 SH       DEFINED    1,2      1,000,000      0    0
VENOCO INC                   COM            92275P307   17,833 1,399,760 SH       DEFINED    1,2      1,399,760      0    0
WALTER ENERGY INC            COM            93317Q105   21,330   184,200 SH       DEFINED    1,2        184,200      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103   10,929   582,889 SH       DEFINED    1,2        582,889      0    0
YAMANA GOLD INC              COM            98462Y100    7,860   675,801 SH       DEFINED    1,2        675,801      0    0
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